Form N-CSR Cover	12 Months Ended
Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Entity Central Index Key	0000909427
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025